UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-7456

Name of Fund:  Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Senior High Income Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2007

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Senior High Income Portfolio, Inc.


Schedule of Investments as of May 31, 2006                                                                      (in U.S. dollars)
                                         Face
Industry                               Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 1.2%      $   4,510,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                $     4,239,400

Automotive - 4.9%                   5,550,000   Advanced Accessory Systems LLC, 10.75%
                                                due 6/15/2011                                                           5,605,500
                                    1,300,000   Cooper-Standard Automotive, Inc., 8.375%
                                                due 12/15/2014                                                          1,077,368
                                    1,350,000   Delco Remy International, Inc., 9.068%
                                                due 4/15/2009 (f)                                                       1,317,937
                                    2,425,000   Exide Technologies, 10.50% due 3/15/2013 (j)                            2,103,687
                                    5,000,000   General Motors Acceptance Corp., 5.968%
                                                due 1/16/2007 (f)                                                       4,951,420
                                    1,175,000   Metaldyne Corp., 11% due 6/15/2012                                      1,010,500
                                      475,000   Tenneco Automotive, Inc. Series B, 10.25%
                                                due 7/15/2013                                                             522,500
                                      700,000   Venture Holdings Co. LLC, 12% due 6/01/2009 (c)                                 0
                                    3,325,000   Venture Holdings Co. LLC Series B, 9.50%
                                                due 7/01/2005 (b)                                                           4,156
                                                                                                                  ---------------
                                                                                                                       16,593,068

Broadcasting - 1.3%                   500,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                        463,750
                                    1,325,000   Paxson Communications Corp., 8.318%
                                                due 1/15/2012 (f)(j)                                                    1,351,500
                                    2,625,000   Paxson Communications Corp., 11.318%
                                                due 1/15/2013 (f)(j)                                                    2,654,531
                                                                                                                  ---------------
                                                                                                                        4,469,781

Cable - International - 1.3%          350,000   NTL Cable Plc, 8.75% due 4/15/2014                                        351,750
                                    1,550,000   New Skies Satellites NV, 10.414% due 11/01/2011 (f)                     1,600,375
                                    2,450,000   New Skies Satellites NV, 9.125% due 11/01/2012                          2,621,500
                                                                                                                  ---------------
                                                                                                                        4,573,625

Cable - U.S. - 8.4%                 1,800,000   CSC Holdings, Inc., 7.25% due 7/15/2008                                 1,813,500
                                    2,275,000   Cablevision Systems Corp. Series B, 9.62%
                                                due 4/01/2009 (f)                                                       2,417,187
                                    1,750,000   Charter Communications Holdings LLC, 10%
                                                due 4/01/2009                                                           1,347,500
                                    1,000,000   Charter Communications Holdings LLC, 11.75%
                                                due 1/15/2010                                                             665,000
                                    2,000,000   Charter Communications Holdings LLC, 11.125%
                                                due 1/15/2011                                                           1,260,000
                                      550,000   Charter Communications Holdings LLC, 9.92%
                                                due 4/01/2011                                                             330,000
                                    1,000,000   Charter Communications Holdings LLC, 10%
                                                due 5/15/2011                                                             600,000
                                    5,000,000   EchoStar DBS Corp., 8.24% due 10/01/2008 (f)                            5,081,250
                                    1,925,000   Intelsat Subsidiary Holding Co. Ltd., 9.614%
                                                due 1/15/2012 (f)                                                       1,951,469
                                    1,675,000   Intelsat Subsidiary Holding Co. Ltd., 8.25%
                                                due 1/15/2013                                                           1,681,281
                                    2,400,000   Intelsat Subsidiary Holding Co. Ltd., 8.625%
                                                due 1/15/2015                                                           2,430,000
                                    1,400,000   Mediacom Broadband LLC, 11% due 7/15/2013                               1,477,000
                                    1,875,000   Mediacom LLC, 9.50% due 1/15/2013                                       1,884,375
                                    5,250,000   Rainbow National Services LLC, 8.75%
                                                due 9/01/2012 (j)                                                       5,565,000
                                                                                                                  ---------------
                                                                                                                       28,503,562

Chemicals - 8.5%                    1,350,000   ArCo Chemical Co., 9.80% due 2/01/2020                                  1,620,000
                                    2,250,000   Compass Minerals International, Inc. Series B, 12% due
                                                6/01/2013 (g)                                                           2,070,000
                                    4,382,000   GEO Specialty Chemicals, Inc., 13.50%
                                                due 12/31/2009 (i)                                                      3,812,340
                                    1,000,000   Huntsman International, LLC, 9.875% due 3/01/2009                       1,042,500
                                    1,219,000   Huntsman International, LLC, 10.125% due 7/01/2009                      1,240,333
                                    1,708,000   Koppers, Inc., 9.875% due 10/15/2013                                    1,878,800
                                    1,650,000   Lyondell Chemical Co., 11.125% due 7/15/2012                            1,815,000
                                    1,200,000   Millennium America, Inc., 7.625% due 11/15/2026                         1,035,000
                                    6,000,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (f)                         6,045,000
                                    5,350,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                            5,711,125
                                    1,000,000   PolyOne Corp., 6.89% due 9/22/2008                                        950,000
                                    1,322,000   Rockwood Specialties Group, Inc., 10.625%
                                                due 5/15/2011                                                           1,427,760
                                      250,000   Rockwood Specialties Group, Inc., 7.50%
                                                due 11/15/2014                                                            248,750
                                                                                                                  ---------------
                                                                                                                       28,896,608

Consumer - Durables - 1.3%          4,450,000   Simmons Bedding Co., 7.875% due 1/15/2014                               4,327,625

Consumer - Non-Durables - 2.8%      4,725,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                            4,536,000
                                    2,125,000   North Atlantic Trading Co., 9.25% due 3/01/2012                         1,710,625
                                    3,525,000   Quiksilver, Inc., 6.875% due 4/15/2015                                  3,331,125
                                                                                                                  ---------------
                                                                                                                        9,577,750

Diversified Media - 1.1%            1,000,000   AMC Entertainment, Inc., 11% due 2/01/2016 (j)                          1,080,000
                                      175,000   Universal City Florida Holding Co. I, 8.375%
                                                due 5/01/2010                                                             178,500
                                    2,450,000   Universal City Florida Holding Co. I, 9.899%
                                                due 5/01/2010 (f)                                                       2,529,625
                                                                                                                  ---------------
                                                                                                                        3,788,125

Energy - Exploration                1,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (j)                        1,518,750
& Production - 2.2%                 3,000,000   Compton Petroleum Finance Corp., 7.625%
                                                due 12/01/2013                                                          2,925,000
                                    3,000,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (j)                          3,112,500
                                                                                                                  ---------------
                                                                                                                        7,556,250

Energy - Other - 3.7%               1,000,000   Dresser, Inc., 9.375% due 4/15/2011                                     1,035,000
                                      974,000   Dresser-Rand Group, Inc., 7.375% due 11/01/2014                           978,870
                                    5,000,000   Ocean RIG ASA, 8.99% due 4/04/2011                                      4,975,000
                                    3,325,000   SemGroup LP, 8.75% due 11/15/2015 (j)                                   3,374,875
                                    2,000,000   VeraSun Energy Corp., 9.875% due 12/15/2012 (j)                         2,150,000
                                                                                                                  ---------------
                                                                                                                       12,513,745

Financial - 1.5%                    4,000,000   Highland Legacy Ltd CLO, 9.943% due 6/01/2011 (f)                       3,976,800
                                      500,000   Investcorp SA, 7.54% due 10/21/2008                                       507,244
                                    1,000,000   Pennant CBO Ltd., 13.43% due 3/14/2011                                    680,000
                                                                                                                  ---------------
                                                                                                                        5,164,044

Food & Drug - 0.2%                    500,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (j)                       542,500

Gaming - 5.8%                       5,925,000   CCM Merger, Inc., 8% due 8/01/2013 (j)                                  5,688,000
                                    5,450,000   Galaxy Entertainment Finance Co. Ltd., 10.42%
                                                due 12/15/2010 (f)(j)                                                   5,695,250
                                      550,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                due 12/15/2012 (j)                                                        574,750
                                    2,000,000   Inn of the Mountain Gods Resort & Casino, 12%
                                                due 11/15/2010                                                          2,140,000
                                    2,000,000   Jacobs Entertainment, Inc., 11.875% due 2/01/2009                       2,122,500
                                    1,550,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due
                                                2/15/2014 (j)                                                           1,534,500
                                      300,000   Penn National Gaming, Inc., 6.75% due 3/01/2015                           286,875
                                    1,500,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (j)                   1,558,125
                                                                                                                  ---------------
                                                                                                                       19,600,000

Health Care - 2.6%                  1,875,000   CDRV Investors, Inc., 9.75% due 1/01/2015 (g)                           1,350,000
                                    1,650,000   Elan Finance Plc, 7.75% due 11/15/2011                                  1,608,750
                                    2,325,000   Elan Finance Plc, 9.17% due 11/15/2011 (f)                              2,354,062
                                    3,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013                            2,775,000
                                      700,000   VWR International, Inc., 8% due 4/15/2014                                 703,500
                                                                                                                  ---------------
                                                                                                                        8,791,312

Housing - 3.0%                        500,000   Compression Polymers Corp., 10.50% due 7/01/2013 (j)                      520,000
                                    2,555,000   Goodman Global Holding Co., Inc., 8.329%
                                                due 6/15/2012 (f)                                                       2,586,937
                                    4,750,000   Goodman Global Holding Co., Inc., 7.875%
                                                due 12/15/2012                                                          4,655,000
                                    2,500,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (j)                    2,443,750
                                                                                                                  ---------------
                                                                                                                       10,205,687

Information Technology - 4.8%       3,800,000   Amkor Technology, Inc., 9.25% due 2/15/2008                             3,990,000
                                    2,450,000   Freescale Semiconductor, Inc., 7.818%
                                                due 7/15/2009 (f)                                                       2,499,000
                                    1,375,000   MagnaChip Semiconductor SA, 8.579%
                                                due 12/15/2011 (f)                                                      1,364,688
                                    5,250,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (j)                    5,505,938
                                    1,750,000   Sungard Data Systems, Inc., 9.431%
                                                due 8/15/2013 (f)(j)                                                    1,841,875
                                    1,075,000   Telcordia Technologies Inc., 10% due 3/15/2013 (j)                      1,013,188
                                                                                                                  ---------------
                                                                                                                       16,214,689

Leisure - 1.4%                      3,000,000   Felcor Lodging LP, 9.57% due 6/01/2011 (f)                              3,093,750
                                    2,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                          1,870,000
                                                                                                                  ---------------
                                                                                                                        4,963,750

Manufacturing - 3.0%                1,750,000   Columbus McKinnon Corp., 8.875% due 11/01/2013                          1,798,125
                                    3,000,000   Communications & Power Industries, Inc., 8%
                                                due 2/01/2012                                                           3,120,000
                                    2,250,000   EaglePicher Inc., 9.75% due 9/01/2013 (c)                               1,490,625
                                    2,825,000   Invensys Plc, 9.875% due 3/15/2011 (j)                                  3,065,125
                                      750,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  705,000
                                                                                                                  ---------------
                                                                                                                       10,178,875

Metal - Other - 3.3%                  500,000   Aleris International, Inc., 9% due 11/15/2014                             518,750
                                    2,950,000   Indalex Holding Corp., 11.50% due 2/01/2014 (j)                         3,097,500
                                    5,000,000   James River Coal Co., 9.375% due 6/01/2012                              5,162,500
                                    2,225,000   RathGibson, Inc., 11.25% due 2/15/2014 (j)                              2,386,313
                                                                                                                  ---------------
                                                                                                                       11,165,063

Packaging - 1.1%                    2,000,000   Packaging Dynamics Finance Corp., 10%
                                                due 5/01/2016 (j)                                                       2,015,000
                                    2,000,000   Wise Metals Group LLC, 10.25% due 5/15/2012                             1,675,000
                                                                                                                  ---------------
                                                                                                                        3,690,000

Paper - 9.7%                        3,275,000   Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (f)                    3,283,187
                                    4,975,000   Ainsworth Lumber Co. Ltd., 8.71% due 10/01/2010 (f)                     4,975,000
                                    2,500,000   Ainsworth Lumber Co. Ltd., 9.068% due 4/01/2013 (f)(j)                  2,481,250
                                    1,100,000   Boise Cascade LLC, 7.943% due 10/15/2012 (f)                            1,105,500
                                      350,000   Boise Cascade LLC, 7.125% due 10/15/2014                                  316,750
                                    7,475,000   Bowater, Inc., 8.329% due 3/15/2010 (f)                                 7,549,750
                                    1,775,000   Domtar, Inc., 7.125% due 8/15/2015                                      1,544,250
                                      625,000   Graphic Packaging International Corp., 9.50%
                                                due 8/15/2013                                                             628,125
                                    5,150,000   JSG Funding Plc, 7.75% due 4/01/2015                                    4,712,250
                                    5,175,000   NewPage Corp., 11.399% due 5/01/2012 (f)                                5,627,813
                                      800,000   Smurfit-Stone Container Enterprises, Inc., 8.375%
                                                due 7/01/2012                                                             756,000
                                                                                                                  ---------------
                                                                                                                       32,979,875

Retail - 1.3%                       2,250,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (j)                        2,342,813
                                    2,000,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (j)                   2,105,000
                                                                                                                  ---------------
                                                                                                                        4,447,813

Service - 5.0%                      2,700,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                2,774,250
                                      250,000   Avis Budget Car Rental LLC, 7.576%
                                                due 5/15/2014 (f)(j)                                                      253,750
                                    4,000,000   HydroChem Industrial Services, Inc., 9.25%
                                                due 2/15/2013 (j)                                                       3,980,000
                                    2,325,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                            2,412,188
                                    2,000,000   Neff Rental LLC, 11.25% due 6/15/2012 (j)                               2,210,000
                                    5,450,000   United Rentals North America, Inc., 7.75%
                                                due 11/15/2013                                                          5,341,000
                                                                                                                  ---------------
                                                                                                                       16,971,188

Telecommunications - 4.2%           2,045,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                             2,065,450
                                    1,200,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                                due 5/01/2016 (j)                                                       1,239,000
                                    4,000,000   Qwest Communications International, Inc., 8.67%
                                                due 2/15/2009 (f)                                                       4,070,000
                                    1,025,000   Qwest Corp., 8.579% due 6/15/2013 (f)                                   1,105,719
                                    3,500,000   Time Warner Telecom Holdings, Inc., 9.17%
                                                due 2/15/2011 (f)                                                       3,552,500
                                    2,000,000   Time Warner Telecom Holdings, Inc., 9.25%
                                                due 2/15/2014                                                           2,132,500
                                                                                                                  ---------------
                                                                                                                       14,165,169

Transportation - 0.5%               1,500,000   Progress Rail Services Corp., 7.75% due 4/01/2012 (j)                   1,650,000

Utility - 0.7%                      1,600,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (j)                         1,592,000
                                      725,000   Williams Cos., Inc., 8.625% due 6/01/2010                                 764,875
                                                                                                                  ---------------
                                                                                                                        2,356,875

Wireless Communications - 1.0%      1,550,000   Digicel Ltd., 9.25% due 9/01/2012 (j)                                   1,627,500
                                    1,000,000   Rural Cellular Corp., 9.41% due 3/15/2010 (f)                           1,020,000
                                      800,000   US Unwired, Inc., 9.579% due 6/15/2010 (f)                                820,000
                                                                                                                  ---------------
                                                                                                                        3,467,500

                                                Total Corporate Bonds
                                                (Cost - $295,261,544) - 85.8%                                         291,593,879


                                                Floating Rate Loan Interests (a)
Aerospace & Defense - 1.5%          5,092,593   Standard Aero Holdings Term Loan, 6.96% - 7.35%
                                                due 8/24/2012                                                           5,092,593

Airlines - 0.1%                       500,000   Delta Air Lines Term Loan B, 10.023% due 3/16/2008                        507,902

Automotive - 1.8%                   1,851,852   Intermet Corp. First Lien Term Loan, 9.87%
                                                due 11/08/2010                                                          1,722,222
                                      648,148   Intermet Corp. Letter of Credit, 8.49% due 11/08/2010                     599,537
                                    1,852,550   Metaldyne Corp. Term Loan D, 9.50% due 12/31/2009                       1,889,890
                                      270,000   Metaldyne Term Loan D, 9.50% due 12/31/2009                               274,219
                                    1,092,618   Tenneco Automotive, Inc. Term Loan B, 7.19%
                                                due 12/12/2010                                                          1,102,042
                                      479,968   Tenneco Automotive, Inc. Tranche B-1 Credit Linked
                                                Deposit, 7.052% due 12/12/2010                                            484,107
                                                                                                                  ---------------
                                                                                                                        6,072,017

Cable - U.S. - 9.0%                 5,000,000   Adelphia Communications Corp. Term Loan B, 10% due
                                                6/30/2009                                                               4,872,915
                                    2,155,172   Cebridge Connections Term Loan B, 7.319%
                                                due 11/05/2013                                                          2,146,513
                                    3,000,000   Century Cable Holdings LLC, Discretionary Term Loan,
                                                10% due 12/31/2009                                                      2,920,140
                                    8,000,000   Charter Communications, Inc. Term Loan B, 7.755% due
                                                4/28/2013                                                               8,046,768
                                    3,910,000   Insight Midwest Holdings LLC Term Loan C, 7%
                                                due 12/31/2009                                                          3,933,992
                                    1,997,647   Mediacom Communications Term Loan D, 6.809% - 7.002%
                                                due 1/31/2015                                                           1,997,647
                                    2,567,500   Mediacom LLC Term Loan C, 6.809% - 7.002%
                                                due 1/31/2015                                                           2,567,500
                                    4,000,000   Olympus Cable Holdings LLC Term Loan B, 10%
                                                due 9/30/2010                                                           3,904,284
                                                                                                                  ---------------
                                                                                                                       30,389,759

Chemicals - 4.9%                    2,679,750   CII Carbon Term Loan B, 7.125% due 8/23/2012                            2,711,572
                                    2,576,351   Celanese Holdings LLC Term Loan B, 6.98%
                                                due 4/06/2011                                                           2,591,487
                                    1,577,265   Huntsman ICI Holdings Term Loan B, 6.831%
                                                due 8/16/2012                                                           1,579,854
                                    1,592,000   Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                6.466% due 12/10/2012                                                   1,605,059
                                    8,000,000   Wellman, Inc. First Lien Term Loan, 9.149%
                                                due 2/10/2009                                                           8,086,248
                                                                                                                  ---------------
                                                                                                                       16,574,220

Consumer - Non-Durables - 2.3%      4,640,278   American Safety Razor Co. Tranche B Term Loan, 7.97%
                                                due 2/28/2012                                                           4,675,080
                                    1,485,000   Culligan International Co. Term Loan, 7.081%
                                                due 9/30/2011                                                           1,493,353
                                    1,466,250   Solo Cup Co. Term Loan, 7.479% - 7.61% due 2/27/2011                    1,479,844
                                                                                                                  ---------------
                                                                                                                        7,648,277

Energy - Exploration &                500,000   MEG Energy Corp. Term Loan B, 7% due 4/03/2013                            503,705
Production - 0.1%

Energy - Other - 2.7%               2,985,000   Cheniere Energy, Inc. Term Loan B, 7.729%
                                                due 8/31/2012                                                           3,013,919
                                      236,197   Dresser, Inc. Term Loan C, 7.60% due 4/10/2009                            239,740
                                    1,250,000   Dresser, Inc. Term Loan Unsecured, 8.65%
                                                due 2/25/2010                                                           1,278,125
                                    2,493,750   Key Energy Services, Inc. Term Loan B, 8.25% - 8.40%
                                                due 6/30/2012                                                           2,514,792
                                    2,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 12.581%
                                                due 5/05/2015                                                           2,080,000
                                                                                                                  ---------------
                                                                                                                        9,126,576

Financial - 1.3%                    2,000,000   JG Wentworth Manufacturing Term Loan, 8.545%
                                                due 4/12/2011                                                           2,026,250
                                    2,250,000   JG Wentworth Manufacturing Term Loan, 8.545%
                                                due 4/14/2011                                                           2,279,531
                                                                                                                  ---------------
                                                                                                                        4,305,781

Food & Tobacco - 3.0%                 750,000   Bolthouse Farms, Inc. Second Lien Term Loan, 10.37%
                                                due 12/01/2013                                                            766,875
                                    1,906,667   Commonwealth Brands Term Loan, 7.438%
                                                due 12/22/2012                                                          1,920,728
                                      465,116   Dole Food Co., Inc. Letter of Credit, 4.92%
                                                due 4/12/2013                                                             462,754
                                    1,046,512   Dole Food Co., Inc. Term Loan B, 6.688% - 8.75%
                                                due 4/12/2013                                                           1,041,197
                                    3,488,372   Dole Food Co., Inc. Term Loan C, 6.875% - 8.75%
                                                due 4/04/2013                                                           3,470,658
                                    1,426,667   Pierre Foods, Inc. Term Loan B, 6.93% due 6/30/2010                     1,436,922
                                    1,000,000   QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                       1,001,458
                                                                                                                  ---------------
                                                                                                                       10,100,592

Gaming - 1.5%                       4,987,621   Resorts International First Lien Term Loan, 7.98%
                                                due 4/26/2012                                                           5,049,966

Health Care - 1.0%                  3,359,633   VWR International, Inc. Tranche B Term Loan,
                                                7.34% due 4/07/2011                                                     3,390,431

Housing - 2.6%                      2,336,169   Headwaters, Inc. Term Loan B-1, 7.08% due 4/30/2011                     2,350,770
                                    1,100,559   LIONS Gables Realty Term Loan B, 6.82% - 6.86%
                                                due 9/30/2006                                                           1,103,425
                                    1,438,073   LNR Property Corp. Tranche B Term Loan,
                                                7.85% - 8.08% due 2/03/2008                                             1,441,220
                                    4,000,000   Stile U.S. Acquisition Corp. Bridge Loan, 11.362%
                                                due 4/06/2015                                                           3,955,000
                                                                                                                  ---------------
                                                                                                                        8,850,415

Information Technology - 1.5%       1,760,000   Activant Solutions Term Loan B, 7.188% due 5/02/2013                    1,766,051
                                    1,755,000   Fidelity National Information Solutions, Inc. Term Loan B,
                                                6.83% due 3/09/2013                                                     1,759,798
                                    1,670,625   Telcordia Technologies, Inc. Term Loan, 7.31%
                                                due 9/15/2012                                                           1,668,884
                                                                                                                  ---------------
                                                                                                                        5,194,733

Manufacturing - 1.4%                1,390,844   Invensys International Holdings Ltd. First Lien Term Loan,
                                                8.501% due 9/04/2009                                                    1,397,798
                                    3,465,000   Metokote Corp. Second Lien Term Loan, 8.31% - 8.42%
                                                due 11/27/2011                                                          3,501,816
                                                                                                                  ---------------
                                                                                                                        4,899,614

Metal - Other - 1.4%                  994,737   Euramax International Plc Second Lien Term Loan,
                                                11.544% due 6/29/2013                                                   1,009,658
                                    1,700,843   Euramax International Plc Tranche 3 Term Loan B,
                                                7.25% due 6/29/2012                                                     1,716,789
                                    2,005,263   Euramax International Plc Tranche 4 Second Lien Term Loan,
                                                12% due 6/29/2013                                                       2,035,342
                                                                                                                  ---------------
                                                                                                                        4,761,789

Packaging - 2.3%                    2,142,857   Anchor Glass Container Corp. Term Loan B, 7.309%
                                                due 5/03/2013                                                           2,148,214
                                    2,000,000   Graham Packaging Co. LP Second Lien Term Loan,
                                                9.25% due 4/07/2012                                                     2,040,834
                                    3,534,686   Owens-Illinois Group, Inc. Tranche Term Loan C, 6.85%
                                                due 4/01/2008                                                           3,536,895
                                                                                                                  ---------------
                                                                                                                        7,725,943

Paper - 0.7%                        2,500,000   Georgia Pacific Corp. Second Lien Term Loan C, 7.88% - 8.081%
                                                due 2/14/2014                                                           2,535,698

Retail - 0.1%                         302,916   General Nutrition Centers, Inc. Tranche B Term Loan,
                                                7.85% - 7.97% due 12/05/2009                                              305,377

Service - 2.8%                        992,832   Allied Waste North America, Inc. Term Loan, 6.73% - 6.97%
                                                due 1/15/2012                                                             993,970
                                      385,956   Allied Waste North America, Inc. Tranche A Credit Linked
                                                Deposit, 6.38% due 1/15/2012                                              386,307
                                    1,633,333   United Rentals, Inc. Term Loan, 7.10% due 2/14/2011                     1,644,393
                                      333,333   United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                6.64% due 2/14/2011                                                       335,590
                                    2,160,000   Waste Services, Inc. Term Loan B, 8.29% - 8.34%
                                                due 3/31/2011                                                           2,184,300
                                    3,930,000   Waste Services, Inc. Term Loan B, 8.33% - 10.25%
                                                due 3/31/2011                                                           3,981,581
                                                                                                                  ---------------
                                                                                                                        9,526,141

Telecommunications - 0.7%           1,702,542   Winstar Communications Debtor in Possession, 6.366%
                                                due 12/31/2006 (c)                                                      2,508,411

Utility - 1.5%                      1,500,000   Calpine Corp. Delay Draw Term Loan, 8.979%
                                                due 12/20/2007                                                          1,538,749
                                    1,700,000   Covanta Energy Corp. Second Lien Term Loan, 10.46% - 10.581%
                                                due 6/24/2013                                                           1,738,250
                                      750,000   El Paso Corp. Deposit Account, 4.29% due 11/23/2009                       755,052
                                      970,000   El Paso Corp. Term Loan, 7.75% due 11/23/2009                             976,938
                                                                                                                  ---------------
                                                                                                                        5,008,989

Wireless Communications - 0.8%      2,750,000   Centennial Cellular Operating Co. Term Loan,
                                                6.45% - 7.57% due 2/09/2011                                             2,770,666

                                                Total Floating Rate Loan Interests
                                                (Cost - $149,810,946) - 45.0%                                         152,849,595


                                       Shares
                                         Held   Common Stocks
Chemicals - 0.1%                      142,466   GEO Specialty Chemicals, Inc. (e)                                         284,932

Leisure - 0.1%                         41,866   Lodgian, Inc. (e)                                                         481,878

                                                Total Common Stocks
                                                (Cost - $2,818,936) - 0.2%                                                766,810


                                                Preferred Stocks
Cable - U.S. - 0.0%                     2,500   Adelphia Communications Corp. Series B, 13% (e)                               625

                                                Total Preferred Stocks
                                                (Cost - $225,000) - 0.0%                                                      625


                                                Warrants (h)
Paper - 0.0%                            3,500   MDP Acquisitions Plc (expires 10/01/2013)                                  35,000

Wireless Communications - 0.1%            600   American Tower Corp. (expires 8/01/2008)                                  261,581

                                                Total Warrants
                                                (Cost - $39,036) - 0.1%                                                   296,581


                                   Beneficial
                                     Interest   Other Interests (d)
Automotive - 0.0%               $   4,130,972   Cambridge Industries, Inc. (Litigation Trust
                                                Certificates)                                                                   0

Health Care - 0.0%                     10,284   MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                               0

                                                Total Other Interests
                                                (Cost - $0) - 0.0%                                                              0


                                                Short-Term Securities
                                $     563,379   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                Series I, 4.85% (k)(l)                                                    563,379

                                                Total Short-Term Securities
                                                (Cost - $563,379) - 0.2%                                                  563,379

                                                Total Investments (Cost - $448,718,841*) - 131.3%                     446,070,869
                                                Liabilities in Excess of Other Assets - (31.3%)                     (106,323,987)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   339,746,882
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    448,388,503
                                                   ================
    Gross unrealized appreciation                  $     11,432,831
    Gross unrealized depreciation                      (13,750,465)
                                                   ----------------
    Net unrealized depreciation                    $    (2,317,634)
                                                   ================


(a) Floating rate loan interests which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(b) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) Non-income producing security.

(f) Floating rate note.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i) Convertible security.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $   563,379         $  11,415


(l) Represents the current yield as of 5/31/2006.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Senior High Income Portfolio, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Senior High Income Portfolio, Inc.


Date: July 21, 2006